Acquisitions (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 06, 2015 USD ($) store	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Property, plant and equipment, gross		$ 160,401	$ 158,530
Deposits		3,231,653	3,083,975
Goodwill, acquired during period		76,196	76,256	$ 71,401
Merger-related costs		$ 0	$ 598	$ 0
AFB
Business Acquisition [Line Items]
Number of branches acquired | store	3
Business combination, premium on non-time deposits ($s)	$ 5,200
Business combination, premium on loans ($s)	$ 1,200
Business combination, premium on non-time deposits (%)	5.50%
Business combination, average days for premium calculation	20
Business combination, premium on loans (%)	1.00%
Property, plant and equipment, gross	$ 4,000
Carry value of loans at acquisition date	119,242
Deposits	145,000
Premium on time deposits	100
Premium on time deposits amortization period		3 years
Core deposit intangible	1,400
Amortization time period for core deposit intangible assets		10 years
Goodwill, acquired during period	$ 6,800
Merger-related costs		$ 600